SHORT-TERM CONVERTIBLE NOTES (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	84.09%	79.61%
Risk-free interest	0.16%	0.16%
Expected life	1 year 29 days	1 year 29 days
Forfeiture rate	0.00%	5.00%